Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Current tax	£ 1,393	£ 745	£ 2,341	£ 1,077
Deferred tax	(10)		(49)
Income tax credit	£ 1,383	£ 745	£ 2,292	£ 1,077